Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Property, plant and equipment		€ 9,717	€ 9,651	€ 9,579	[1]
Right-of-use assets	[2]	1,300	0	0	[1]
Goodwill		44,519	44,235	40,264	[1]
Other intangible assets		16,572	21,889	13,080	[1]
Investments accounted for using the equity method		3,591	3,402	2,847	[1]
Other non-current assets		2,667	2,971	3,364	[1]
Deferred tax assets		5,434	4,613	4,291	[1]
Non-current assets		83,800	86,761	73,425	[1]
Inventories		7,994	7,477	6,818	[1]
Accounts receivable		7,937	7,260	7,216	[1]
Other current assets		3,253	2,917	2,005	[1]
Cash and cash equivalents		9,427	6,925	10,315	[1],[3]
Current assets		28,611	24,579	26,354	[1]
Assets held for sale or exchange		325	68	34	[1]
Total assets		112,736	111,408	99,813	[1]
Equity and liabilities
Equity attributable to equity holders of Sanofi		58,934	58,876	58,070	[4]
Equity attributable to non-controlling interests		174	159	169	[4]
Total equity		59,108	59,035	58,239	[4]
Long-term debt		20,131	22,007	14,326	[4]
Non-current lease liabilities	[5]	987	0	0	[4]
Non-current liabilities related to business combinations and to non-controlling interests		508	963	1,026	[4]
Non-current provisions and other non-current liabilities		9,321	8,613	9,154	[4]
Deferred tax liabilities		2,294	3,414	1,605	[4]
Non-current liabilities		33,241	34,997	26,111	[4]
Accounts payable		5,313	5,041	4,633	[4]
Current liabilities related to business combinations and to non-controlling interests		292	341	343	[4]
Current provisions and other current liabilities		9,961	9,361	9,212	[4]
Current lease liabilities	[5]	261	0	0	[4]
Short-term debt and current portion of long-term debt		4,554	2,633	1,275	[4]
Current liabilities		20,381	17,376	15,463	[4]
Liabilities related to assets held for sale or exchange		6	0	0	[4]
Total equity and liabilities		€ 112,736	€ 111,408	€ 99,813	[4]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 16 on leases using the simplified retrospective method, effective January 1, 2019 (see Note A.2.1.).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[5]	Includes the effects of first-time application of IFRS 16 on leases (see Note A.2.1.).